Hedge accounting	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Hedge accounting
Note 7 – Hedge accounting
There are three types of hedge relations: Fair value hedge, Cash flow hedge, and Hedge of net investment in foreign operations.
In hedge accounting, the groups of risk factors measured by ITAÚ UNIBANCO HOLDING are:

•	Interest Rate: Risk of loss in transactions subject to interest rate variations;

•	Currency: Risk of loss in transactions subject to foreign exchange variation.
The structure of risk limits is extended to the risk factor level, where specific limits aim at improving the monitoring and understanding process, as well as avoiding concentration of these risks.
The structures designed for interest rate and exchange rate categories take into account total risk when there are compatible hedging instruments. In certain cases management may decide to hedge a risk for the risk factor term and limit of the hedging instrument.
The other risk factors hedged by the institution are shown in Note 32.
To protect cash flows and fair value of instruments designated as hedged items, ITAÚ UNIBANCO HOLDING uses derivative financial instruments and financial assets. Currently, Futures Contracts, Options, NDF
(non-deliverable
forwards), Forwards, Swaps and Financial Assets are used.
ITAÚ UNIBANCO HOLDING manages risks through the economic relationship between hedging instruments and hedged items, where the expectation is that these instruments will move in opposite directions and in the same proportion, with the purpose of neutralizing risk factors.
The designated coverage ratio is always 100% of the risk factor eligible for coverage. Sources of ineffectiveness are in general related to the counterparty’s credit risk and possible mismatches of terms between the hedging instrument and the hedged item.
a) Cash flow hedge
The cash flow hedge strategies of ITAÚ UNIBANCO HOLDING consist of hedging exposure to variations in cash flows, in interest payment and currency exposure which are attributable to changes in interest rates on recognized and unrecognized assets and liabilities.
ITAÚ UNIBANCO HOLDING applies cash flow hedge strategies as follows:
Interest rate risks

•	Hedge of time deposits and repurchase agreements: to hedge fluctuations in cash flows from interest payments resulting from changes in the DI interest rate, through futures contracts;

•	Hedge of asset transactions: to hedge fluctuations in cash flows from interest receipts resulting from changes in the DI rate, through futures contracts;

•	Hedge of assets denominated in UF*: to hedge fluctuations in cash flows of interest receipts resulting from changes in the UF*, through swap contracts;

•	Hedge of Funding: to hedge fluctuations in cash flows of interest payments resulting from changes in the TPM* rate and foreign exchange, through swap contracts;

•	Hedge of loan operations: to hedge fluctuations in cash flows of interest receipts resulting from changes in the TPM* rate , through swap contracts;

•	Hedge of repurchase agreements: to hedge fluctuactions in cash flows from interest received on changes in Selic (benchmark interest rate), through futures contracts;

•	Hedging of expected highly probable transactions: hedging the risk of variation in the amount of the commitments assumed when resulting from variation in the exchange rates.

*	UF – Chilean unit of account / TPM – Monetary policy rate
ITAÚ UNIBANCO HOLDING does not use the qualitative method to evaluate the effectiveness or to measure the ineffectiveness of such strategies.
For cash flow hedge strategies, ITAÚ UNIBANCO HOLDING uses the hypothetical derivative method. This method is based on a comparison of the change in the fair value of a hypothetical derivative with terms identical to the critical terms of the variable-rate liability, and this change in the fair value is considered a proxy of the present value of the cumulative change in the future cash flow expected for the hedged liability.

		12/31/2019
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other	Cash flow hedge	Nominal	Variation in fair value used to calculate hedge
Strategies	Heading	Assets	Liabilities	comprehensive income	reserve	Value	ineffectiveness
Interest rate risk
Hedge of deposits and repurchase agreements	Securities purchased under agreements to resell	—	24,543	(2,808)	(3,310)	24,543	(2,814)
Hedge of assets transactions	Loans and lease operations and Securities	5,564	—	91	91	5,656	91
Hedge of Asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	30,896	—	520	520	32,130	523
Hedge of loan operations	Loans and lease operations	269	—	12	12	257	14
Hedge of funding	Deposits	—	4,617	(27)	(22)	4,590	(27)
Hedge of assets denominated in UF	Securities	12,588	—	6	6	12,582	5
Foreign exchange risk
Hedge of highly probable forecast transactions		294	—	(11)	179	294	(11)

Total		49,611	29,160	(2,217)	(2,524)	80,052	(2,219)

		12/31/2018
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other	Cash flow hedge	Nominal	Variation in fair value used to calculate hedge
Strategies	Heading	Assets	Liabilities	comprehensive income	reserve	Value	ineffectiveness
Interest rate risk
Hedge of deposits and repurchase agreements	Securities purchased under agreements to resell	—	29,727	(1,682)	(2,946)	29,727	(1,800)
Hedge of assets transactions	Loans and lease operations and Securities	7,866	—	136	136	8,003	136
Hedge of Asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	36,668	—	353	353	38,013	359
Hedge of loan operations	Loans and lease operations	274	—	6	6	268	7
Hedge of funding	Deposits	—	3,200	78	86	3,105	82
Hedge of assets denominated in UF	Securities	13,247	—	26	26	13,221	23
Foreign exchange risk
Hedge of highly probable forecast transactions		71	—	6	6	71	6

Total		58,126	32,927	(1,077)	(2,333)	92,408	(1,187)

For strategies of deposits and repurchase agreements to resell, asset transactions and asset-backed securities under repurchase agreements, the entity frequently reestablishes the coverage relationship, since both the hedged item and instruments change over time. This is so because they are portfolio strategies, reflecting guidelines for risk management strategy approved in the proper approval level.
The amount of R$ (1,211) in Reserve of Cash Flow Hedge will be recognized in result for the maturity term of the hedged item. In the period ended December 31, 2019, the amount of R$ (762) was recognized in Result related to this deferral.

	12/31/2019
	Notional	Book Value (*)		Variations in fair value used to calculate hedge	Variation in value recognized in Other comprehensive	Hedge ineffectiveness recognized in	Amount reclassified from Cash flow hedge
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	income	income	reserve to income
Interest rate risk
Futures	62,329	—	14	(2,200)	(2,197)	(3)	—
Swap	17,429	4,617	12,858	(8)	(9)	1	—
Foreign exchange risk
Futures	294	—	156	(11)	(11)	—	—

Total	80,052	4,617	13,028	(2,219)	(2,217)	(2)	—

	12/31/2018
	Notional	Book Value (*)		Variations in fair value used to calculate hedge	Variation in value recognized in Other comprehensive	Hedge ineffectiveness recognized in	Amount reclassified from Cash flow hedge
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	income	income	reserve to income
Interest rate risk
Futures	75,743	256	21	(1,305)	(1,193)	(112)	—
Swap	16,594	3,023	13,519	112	110	2	—
Foreign exchange risk
Futures	6	5	—	1	1	—	—
Option	65	9	—	5	5	—	—

Total	92,408	3,293	13,540	(1,187)	(1,077)	(110)	—

(*)	Amounts recorded under heading Derivatives.

b)	Hedge of net investment in foreign operations
ITAÚ UNIBANCO HOLDING’s strategies for net investments in foreign operations consist of hedging the exposure in the functional currency of the foreign operation against the functional currency of head office, by contracting DDI futures, NDF and financial assets.
The risk hedged in this type of strategy is the currency risk.
ITAÚ UNIBANCO HOLDING does not use the qualitative method to evaluate the effectiveness or to measure the ineffectiveness of these strategies.
Instead, ITAÚ UNIBANCO HOLDING uses the Dollar Offset Method, which is based on a comparison of the change in fair value (cash flow) of the hedging instrument, attributable to changes in the exchange rate and the gain (loss) arising from variations in exchange rates on the amount of investment abroad designated as the object of the hedge.

	12/31/2019
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other	Foreign currency	Notional	Variation in fair value used to calculate hedge
Strategies	Assets	Liabilities	comprehensive income	convertion reserve	amount	ineffectiveness
Foreign exchange risk
Hedge of net investment in foreign operations (1)	—	14,396	(7,217)	(7,217)	16,947	(7,220)

Total	—	14,396	(7,217)	(7,217)	16,947	(7,220)

	12/31/2018
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other	Foreign currency	Notional	Variation in fair value used to calculate hedge
Strategies	Assets	Liabilities	comprehensive income	convertion reserve	amount	ineffectiveness
Foreign exchange risk
Hedge of net investment in foreign operations (1)	—	14,820	(7,300)	(7,300)	12,550	(7,296)

Total	—	14,820	(7,300)	(7,300)	12,550	(7,296)

(1)	Hedge instruments consider the gross tax position;
(2)	Amounts recorded under heading Derivatives - Hedge of investments in foreign operation.

	12/31/2019
				Variations in fair	Variation in the value	Hedge	Amount reclassified
				value used to	recognized in Other	ineffectiveness	from foreign currency
	Notional	Book Value (*)		calculate hedge	comprehensive	recognized in	convertion reserve
Hedge instruments	amount	Assets	Liabilities	ineffectiveness	income	income	into income
Foreign exchange risk
DDI futures	32,966	228	—	(12,329)	(12,292)	(37)	—
Forward	(2,990)	2,977	—	408	381	27	—
NDF	(11,525)	260	—	4,443	4,434	9	—
Financial Assets	(1,504)	1,523	—	258	260	(2)	—

Total	16,947	4,988	—	(7,220)	(7,217)	(3)	—

	12/31/2018
				Variations in fair	Variation in the value	Hedge	Amount reclassified
				value used to	recognized in Other	ineffectiveness	from foreign currency
	Notional	Book Value (*)		calculate hedge	comprehensive	recognized in	convertion reserve
Hedge instruments	amount	Assets	Liabilities	ineffectiveness	income	income	into income
Foreign exchange risk
DDI futures	27,990	—	113	(11,394)	(11,353)	(41)	—
Forward	(1,470)	1,059	—	764	726	38	—
NDF	(13,167)	255	—	3,198	3,189	9	—
Financial Assets	(803)	803	—	136	138	(2)	—

Total	12,550	2,117	113	(7,296)	(7,300)	4	—

(*)	Amounts recorded under heading Derivatives Financial Instruments.

c)	Fair value hedge
The fair value hedging strategy of ITAÚ UNIBANCO HOLDING consists of hedging the exposure to variations in fair value on the receipt and payment of interest on recognized assets and liabilities.
ITAÚ UNIBANCO HOLDING applies fair value hedges as follows:
Interest rate risk:

•	To protect the risk of variation in the fair value of receipt and payment of interest resulting from variations in the fair value of the variable rates involved, by contracting swaps and futures.
ITAÚ UNIBANCO HOLDING does not use the qualitative method to evaluate the effectiveness or to measure the ineffectiveness of these strategies.
Instead, ITAÚ UNIBANCO HOLDING uses the percentage approach and dollar offset method:

•
The percentage approach is based on the calculation of change in the fair value of the revised estimate for the hedged position (hedged item) attributable to the protected risk versus the change in the fair value of the derivative hedging instrument.

•
The dollar offset method is based on the difference between the variation in the fair value of the hedging instrument and the variation in the fair value of the hedged item attributed to changes in the interest rate.

The effects of hedge accounting on the financial position and performance of ITAÚ UNIBANCO HOLDING are presented below:

	12/31/2019
	Hedged Item					Hedge Instruments
							Variation in fair
					Variation in fair value		value used to
	Book Value (*)		Fair value		recognized in	Notional	calculate hedge
Strategies	Assets	Liabilities	Assets	Liabilities	income	amount	ineffectiveness
Interest rate risk
Hedge of loan operations	7,386	—	7,642	—	256	7,386	(264)
Hedge of funding	—	7,436	—	8,195	(759)	7,436	775
Hedge of securities at fair value through other comprehensive income	4,482	—	4,574	—	92	4,609	(85)

Total	11,868	7,436	12,216	8,195	(411)	19,431	426

	12/31/2018
	Hedged Item					Hedge Instruments
							Variation in fair
					Variation in fair value		value used to
	Book Value (*)		Fair value		recognized in	Notional	calculate hedge
Strategies	Assets	Liabilities	Assets	Liabilities	income	amount	ineffectiveness
Interest rate risk
Hedge of loan operations	7,066	—	7,119	—	53	7,066	(54)
Hedge of funding	—	9,124	—	9,167	(43)	9,124	43
Hedge of securities at fair value through other comprehensive income	5,391	—	5,483	—	93	5,401	(82)

Total	12,457	9,124	12,602	9,167	103	21,591	(93)

(*)	Amounts recorded under heading Deposits, Securities, Funds from Interbank Markets and Loan and Lease Operation.
For loan operations strategies, the entity reestablishes the coverage ratio, since both the hedged item and the instruments change over time. This occurs because they are portfolio strategies that reflect the risk management strategy guidelines approved in the proper authority level.

	12/31/2019
	Notional	Book value (1)		Variation in fair value used to calculate hedge	Hedge ineffectiveness
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	recognized in income
Interest rate risk
Swap (2)	19,431	766	4,636	426	15

Total	19,431	766	4,636	426	15

	12/31/2018
	Notional	Book value (1)		Variation in fair value used to calculate hedge	Hedge ineffectiveness
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	recognized in income
Interest rate risk
Swap	21,591	86	1,078	(93)	10

Total	21,591	86	1,078	(93)	10

(1)	Amounts recorded under heading Derivatives financial instruments;
(2)	In the period, the amount of R$ 408 is no longer qualified as hedge, with effect on result of R$ (15).

The tables below presents, for each strategy, the notional amount and the fair value adjustments of hedge instruments and the book value of the hedged item:

	12/31/2019			12/31/2018
	Hedge instruments		Hedged item	Hedge instruments		Hedged item
Strategies	Notional amount	Fair value adjustments	Book Value	Notional amount	Fair value adjustments	Book Value
Hedge of deposits and repurchase agreements	24,543	(37)	24,543	29,727	(21)	29,727
Hedge of highly probable forecast transactions	294	(11)	294	71	6	71
Hedge of net investment in foreign operations	16,947	4,988	14,396	12,550	2,230	14,820
Hedge of loan operations (Fair value)	7,386	(264)	7,386	7,066	(54)	7,066
Hedge of loan operations (Cash flow)	257	14	269	268	7	274
Hedge of funding (Fair value)	7,436	775	7,436	9,124	43	9,124
Hedge of funding (Cash flow)	4,590	(27)	4,617	3,105	82	3,200
Hedge of assets transactions	5,656	91	5,564	8,003	136	7,866
Hedge of Asset-backed securities under repurchase agreements	32,130	20	30,896	38,013	8	36,668
Hedge of assets denominated in UF	12,582	5	12,588	13,221	23	13,247
Hedge of securities at fair value through other comprehensive income	4,609	(85)	4,482	5,401	(82)	5,391

Total		5,469			2,378

The table below shows the breakdown by maturity of the hedging strategies:

	12/31/2019
Strategies	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	over 10 years	Total
Hedge of deposits and repurchase agreements	5,533	4,409	1,627	8,464	—	4,510	—	24,543
Hedge of highly probable forecast transactions	294	—	—	—	—	—	—	294
Hedge of net investment in foreign operations (*)	16,947	—	—	—	—	—	—	16,947
Hedge of loan operations (Fair value)	381	2,490	1,248	993	623	1,111	540	7,386
Hedge of loan operations (Cash flow)	27	156	74	—	—	—	—	257
Hedge of funding (Fair value)	299	152	375	423	129	4,220	1,838	7,436
Hedge of funding (Cash flow)	2,562	—	—	1,646	161	221	—	4,590
Hedge of assets transactions	—	3,671	1,985	—	—	—	—	5,656
Hedge of Asset-backed securities under repurchase agreements	6,225	18,739	812	5,621	—	733	—	32,130
Hedge of assets denominated in UF	9,628	2,954	—	—	—	—	—	12,582
Hedge of securities at fair value through other comprehensive income	4,230	—	28	—	—	351	—	4,609

Total	46,126	32,571	6,149	17,147	913	11,146	2,378	116,430

	12/31/2018
Strategies	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	over 10 years	Total
Hedge of deposits and repurchase agreements	11,925	4,729	3,519	—	5,737	3,817	—	29,727
Hedge of highly probable forecast transactions	71	—	—	—	—	—	—	71
Hedge of net investment in foreign operations (*)	12,550	—	—	—	—	—	—	12,550
Hedge of loan operations (Fair value)	293	1,416	1,793	1,379	375	822	988	7,066
Hedge of loan operations (Cash flow)	—	28	162	78	—	—	—	268
Hedge of funding (Fair value)	1,590	297	154	391	377	3,972	2,343	9,124
Hedge of funding (Cash flow)	2,874	—	—	—	—	231	—	3,105
Hedge of assets transactions	6,346	—	1,657	—	—	—	—	8,003
Hedge of Asset-backed securities under repurchase agreements	26,943	5,838	1,517	—	3,715	—	—	38,013
Hedge of assets denominated in UF	12,241	924	56	—	—	—	—	13,221
Hedge of securities at fair value through other comprehensive income	4,223	—	—	—	—	1,178	—	5,401

Total	79,056	13,232	8,858	1,848	10,204	10,020	3,331	126,549

(*)	Classified as current, since instruments are frequently renewed.